CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 1,130,898	$ (10,875,793)	$ (19,194,236)	$ (3,094,298)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	731	813	1,544	8,039
Loss on disposal of assets			803	1,788
Stock-based compensation expense	344,577	330,212	674,961	608,676
Amortization of warrants and stock issued for services (1)				30,000
Fixed assets provided to university in lieu of cash				18,004
Change in fair value of derivative liabilities	(5,151,124)	602,749	6,503,174	(767,198)
Fair value of derivative liabilities in excess of proceeds	322,644	7,174,634	7,174,634
Loss on common stock issuance from conversion of accrued interest			9,794
Loss on extinguishment of secured convertible promissory note - related party		590,392	590,392
Amortization of debt discount	244,751	34,608	58,536
Financing transaction costs			137,192
Common stock issued for services				187,550
Changes in assets and liabilities:
Prepaid expenses	(169,079)	135,907	198,235	(121,273)
Deposits and other assets				34,290
Other current assets		(2,609)	(2,609)	7,014
Accounts payable	57,862	(89,001)	(85,324)	(173,729)
Accounts payable to related party		65,000	11,701	(112,825)
Accrued expenses			(21,811)	42,677
Other current liabilities	182,494	(79,487)
Net cash used in operating activities	(3,036,246)	(2,112,575)	(3,943,014)	(3,331,285)
Cash flows from investing activities:
Purchases of property and equipment		(4,385)	(4,385)	(19,654)
Net cash used in investing activities		(4,385)	(4,385)	(19,654)
Cash flows from financing activities:
Proceeds from Emerald Financing, net of $154,092 issuance costs			3,095,908
Proceeds from Common stock issuance, net of $16,901 issuance costs		3,233,099
Proceeds from Series B warrant exercises		98,700	98,700
Proceeds from secured convertible promissory note - related party		400,000	400,000	500,000
Proceeds from convertible multi-draw credit agreement, net of $9,301 issuance costs	3,990,699		1,946,293
Net cash provided by financing activities	3,990,699	3,731,799	5,540,901	3,513,002
Net increase in cash and restricted cash	954,453	1,614,839	1,593,502	162,063
Cash and restricted cash, beginning of period	1,857,885	264,383	264,383	102,320,000
Cash and restricted cash, end of period	2,812,338	1,879,222	1,857,885	264,383
Reconciliation of cash, cash equivalents and restricted cash:
Cash	2,807,826	1,874,720	1,853,373,000	259,955,000
Restricted cash	4,512	4,502	4,512,000	4,428,000
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	2,812,338	1,879,222	1,857,885,000	264,383,000
Cash Paid During Period For Abstract
Interest	165,277		23,334
Income taxes	1,600	1,600	1,642	1,631
Supplemental disclosures of non-cash financing activities:
Conversion of outstanding preferred stock into common stock		1,947,227	1,947,228	1,386,000
Conversion of outstanding preferred stock subject to redemption into common stock		828,916	828,915	1,197,450
Reclassification of warrant liabilities to equity from exercise of warrants	144,375	1,301,866	1,539,866
Fair value of common stock issued in extinguishment of convertible debt		1,710,000	1,713,766
Fair value of warrants issued in connection with financings		$ 10,424,634	10,424,634
Proceeds allocated to equity classified warrants issued with convertible multi-draw credit agreement	716,110		315,080
Fair value of compound derivative liability bifurcated from convertible multi-draw credit agreement	193,414		204,102
Beneficial conversion feature on convertible multi-draw credit agreement	$ 1,584,850		$ 90,080
Series D Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock				1,131,857
Series A Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 1,881,145